Intangible Assets - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2020
Intangible Assets
Additional accrual related license agreement			$ 60,000
Intangible assets written-off		$ 87,000
Technology-based intangible assets
Intangible Assets
License agreement on milestone payment	$ 35,000
Additional option to extend agreement term	10 years
Capitalized intangible assets			35,000
Additional consideration			320,000
Amount to be transferred upon each regulatory approval of a product			250,000
Technology-based intangible assets | SSI
Intangible Assets
Capitalized intangible assets			$ 60,000